Note 9 - Fair Value Measurement (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 2,639,589	$ 2,639,589